Note 15 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 90	€ 100
Investments in associates	839	816
Investments in subsidiaries, joint ventures and associates	€ 929	€ 916